General and administrative expenses (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
General and Administrative Expenses (CHF million)
Occupancy expenses	305	273	283	578	571
IT, machinery, etc.	347	341	377	688	761
Provisions and losses	1,810	111	273	1,921	443
Travel and entertainment	90	81	92	171	181
Professional services	545	526	455	1,071	902
Amortization and impairment of other intangible assets	5	5	7	10	13
Other	339	353	386	692	734
General and administrative expenses	3,441	1,690	1,873	5,131	3,605